STATEMENT OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1,000	$ 450,260	$ 10,344	$ 4,689,274		$ (6,396,995)	$ (1,246,117)
Beginning balance, shares at Dec. 31, 2022	1,000,000	560,000	10,344,482
Common stock issued in connection with S1 offering			$ 136	172,865			173,001
Common stock issued in connection with S1 offering, shares			136,341
Common stock issued in connection with 506 offering			$ 400	99,600			100,000
Common stock issued in connection with 506 offering, shares			400,000
Common stock issued in connection with Convertible Note for no consideration			$ 50	62,450			62,500
Common stock issued in connection with Convertible Note for no consideration, shares			50,000
Common stock issued in exchange for services rendered			$ 86	42,414			42,500
Common stock issued in exchange for services rendered, shares			85,615
Common stock issued with Strata Agreement for no consideration			$ 200	49,800			50,000
Common stock issued with Strata Agreement for no consideration, shares			200,000
Net loss						(1,069,636)	(1,069,636)
Ending balance, value at Dec. 31, 2023	$ 1,000	$ 450,260	$ 11,216	5,116,403		(7,466,631)	(1,887,752)
Ending balance, shares at Dec. 31, 2023	1,000,000	560,000	11,216,438
Common stock issued in connection with partial convertible note conversion			$ 100	49,900			50,000
Common stock issued in partial convertible note conversion, shares			100,000
Common stock issued in exchange for services rendered			$ 73	44,928			45,001
Common stock issued in exchange for services rendered, shares			73,004
Net loss						(85,028)	(85,028)
Ending balance, value at Jun. 30, 2024	$ 1,000	$ 450,260	$ 11,389	5,211,231		(7,551,659)	(1,877,779)
Ending balance, shares at Jun. 30, 2024	1,000,000	560,000	11,389,442
Beginning balance, value at Dec. 31, 2023	$ 1,000	$ 450,260	$ 11,216	5,116,403		(7,466,631)	(1,887,752)
Beginning balance, shares at Dec. 31, 2023	1,000,000	560,000	11,216,438
Common stock issued in connection with 506 offering			$ 293	219,925	(32,720)		187,498
Common stock issued in connection with 506 offering, shares			293,631
Employee share-based compensation			$ 11	7,724			7,735
Employee share-based compensation, shares			10,500
Common stock issued as consideration paid for HomeQ - software purchase			$ 1,800	1,546,200			1,548,000
Common stock issued as consideration paid for HomeQ - software purchase, shares			1,800,000
Common stock issued in connection with partial convertible note conversion			$ 100	49,900			50,000
Common stock issued in partial convertible note conversion, shares			100,000
Common stock issued in exchange for services rendered			$ 119	89,882			90,001
Common stock issued in exchange for services rendered, shares			118,975
Net loss						(615,261)	(615,261)
Ending balance, value at Dec. 31, 2024	$ 1,000	$ 450,260	$ 13,539	7,030,034	(32,720)	(8,081,892)	(619,779)
Ending balance, shares at Dec. 31, 2024	1,000,000	560,000	13,539,544
Beginning balance, value at Mar. 31, 2024	$ 1,000	$ 450,260	$ 11,339	5,188,781		(7,503,111)	(1,851,731)
Beginning balance, shares at Mar. 31, 2024	1,000,000	560,000	11,339,009
Common stock issued in exchange for services rendered			$ 50	22,450			22,500
Common stock issued in exchange for services rendered, shares			50,433
Net loss						(48,548)	(48,548)
Ending balance, value at Jun. 30, 2024	$ 1,000	$ 450,260	$ 11,389	5,211,231		(7,551,659)	(1,877,779)
Ending balance, shares at Jun. 30, 2024	1,000,000	560,000	11,389,442
Beginning balance, value at Dec. 31, 2024	$ 1,000	$ 450,260	$ 13,539	7,030,034	(32,720)	(8,081,892)	(619,779)
Beginning balance, shares at Dec. 31, 2024	1,000,000	560,000	13,539,544
Common stock issued in connection with 506 offering					32,720		32,720
Common stock issued in exchange for services rendered			$ 78	44,922			45,000
Common stock issued in exchange for services rendered, shares			77,326
Common stock issued as compensation to employee			$ 21	11,666			11,687
Common stock issued as compensation to employee, shares			21,000
Net loss						(220,009)	(220,009)
Ending balance, value at Jun. 30, 2025	$ 1,000	$ 450,260	$ 13,638	7,086,622		(8,301,901)	(750,381)
Ending balance, shares at Jun. 30, 2025	1,000,000	560,000	13,637,870
Beginning balance, value at Mar. 31, 2025	$ 1,000	$ 450,260	$ 13,589	7,058,053		(8,222,108)	(699,206)
Beginning balance, shares at Mar. 31, 2025	1,000,000	560,000	13,588,714
Common stock issued in exchange for services rendered			$ 39	22,461			22,500
Common stock issued in exchange for services rendered, shares			38,656
Common stock issued as compensation to employee			$ 10	6,108			6,118
Common stock issued as compensation to employee, shares			10,500
Net loss						(79,793)	(79,793)
Ending balance, value at Jun. 30, 2025	$ 1,000	$ 450,260	$ 13,638	$ 7,086,622		$ (8,301,901)	$ (750,381)
Ending balance, shares at Jun. 30, 2025	1,000,000	560,000	13,637,870